Subsequent Events - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	May 01, 2013 Greenwood Forest [Member] Apartments	May 21, 2013 Haven at Cosner's Corner [Domain] Apartments	May 15, 2013 Woodbridge At Lake [Member] Apartments	Apr. 23, 2013 Designated as Hedging Instrument [Member] Interest Rate Forward Swap [Member] Contract
Subsequent Event [Line Items]
Number of Units in Real Estate Property	44,547	316	260	188
Derivative, Number of Instruments Held					3
Notional Amount of Interest Rate Derivatives					$ 150,000